Goodwill and Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of changes in goodwill, by segment
The following summarizes the changes in the Company's goodwill, by segment:

(In millions)	Americas RAC	International RAC	All Other Operations	Total
Balance as of January 1, 2020
Goodwill	$1,029	$236	$36	$1,301
Accumulated impairment losses	—	(218)	—	(218)
	1,029	18	36	1,083
Goodwill acquired and other changes during the period(1)	—	(2)	(36)	(38)
	—	(2)	(36)	(38)
Balance as of December 31, 2020
Goodwill	1,029	236	—	1,265
Accumulated impairment losses	—	(220)	—	(220)
	$1,029	$16	$—	$1,045

(1)Goodwill associated with the Company's All Other Operations segment, was classified as held for sale as of December 31, 2020, as disclosed in Note 3, "Divestitures."

(In millions)	Americas RAC	International RAC	All Other Operations	Total
Balance as of January 1, 2019
Goodwill	$1,029	$236	$36	$1,301
Accumulated impairment losses	—	(218)	—	(218)
	1,029	18	36	1,083
Goodwill acquired and other changes during the period	—	—	—	—
	—	—	—	—
Balance as of December 31, 2019
Goodwill	1,029	236	36	1,301
Accumulated impairment losses	—	(218)	—	(218)
	$1,029	$18	$36	$1,083

Schedule of components of other intangible assets by major classes
Intangible assets, net, consisted of the following major classes:

	December 31, 2020
(In millions)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
Amortizable intangible assets:
Customer-related	$268	$(268)	$—
Concession rights	414	(371)	43
Technology-related intangibles(1)	359	(232)	127
Other(2)	60	(56)	4
Total	1,101	(927)	174
Indefinite-lived intangible assets:
Tradenames	2,794	—	2,794
Other(3)	24	—	24
Total	2,818	—	2,818
Total intangible assets, net	$3,919	$(927)	$2,992

	December 31, 2019
(In millions)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
Amortizable intangible assets:
Customer-related	$333	$(313)	$20
Concession rights	414	(324)	90
Technology-related intangibles(1)	515	(236)	279
Other(2)	74	(64)	10
Total	1,336	(937)	399
Indefinite-lived intangible assets:
Tradenames	2,814	—	2,814
Other(3)	25	—	25
Total	2,839	—	2,839
Total intangible assets, net	$4,175	$(937)	$3,238
(1)    Technology-related intangibles include software not yet placed into service.
(2)     Other amortizable intangible assets primarily include reacquired franchise rights.
(3)     Other indefinite-lived intangible assets primarily consist of reacquired franchise rights.

Finite-lived Intangible Assets Amortization Expense

	Years Ended December 31,
(In millions)	2020	2019	2018
Amortization of intangible assets	$96	$81	$89

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
The following table summarizes the Company's expected amortization expense based on its amortizable intangible assets as of December 31, 2020:

(In millions)
2021	$85
2022	33
2023	24
2024	17
2025	7
After 2025	8
Total expected amortization expense	$174